Directors' and key management remuneration - Summary of aggregate remuneration calculated in accordance with UK companies act 2006 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Directors And Key Management Remuneration [Abstract]
Emoluments	$ 6,568	$ 6,686	$ 7,524
Long-term incentive plans	1,587	8,974	4,748
Total	8,155	15,660	12,272
Pension contributions: defined contribution plans	9	29	42
Gains made on exercise of share options	$ 0	$ 0	$ 0